CORPORATE ADMINISTRATIVE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CORPORATE ADMINISTRATIVE COSTS
Salaries and benefits	$ 9,710	$ 4,154
Share-based compensation	4,846	5,061
Investor relations	1,064	1,535
Office	1,020	1,061
Professional fees	801	809
Insurance	507	403
Listing and filing fees	381	461
Travel and accommodation	347	365
Depreciation	140	104
Corporate administrative costs	$ 18,816	$ 13,953